Commitments (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Commitments (Expressed in Canadian $000's except per share amounts) [Text Block]
12.	Commitments

a)

The Company holds an operating lease agreement for office space in Calgary, Alberta commencing on March 1, 2012 and ending on February 28, 2017. The annual average basic rent obligation is $110, payable in monthly installments of $9. As of August 1, 2013, a portion of the space was subleased to a third party reducing the annual average basic rent obligation to $28, payable in monthly installments of $2 for the remaining term. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes.

b)

The Company holds an operating lease agreement for office space in Calgary, Alberta commencing on November 1, 2013 and ending on October 31, 2016. The annual average basic rent obligation is $132, payable in monthly installments of $11. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes.

c)

The Company holds an operating lease agreement for office space in Bakersfield, California commencing July 1, 2012 and ending on June 30, 2017. The annual average basic rent obligation is US$77 per annum, payable in average monthly installments of USD$6. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes.